Related party transactions - Key management compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related party transactions
Basic salaries and bonus	¥ 17,740	¥ 13,428
Share based compensation	24,547	54,662
Pension costs - defined contribution plans	376	214
Compensation paid or payable to key management for employee services	¥ 42,663	¥ 68,304